Performance Management	Aug. 31, 2025
BNY Mellon Active International Equity ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following bar chart and table provide some indication of the risks of investing in the fund. Performance results shown in the bar chart and the performance table below reflect the performance of Class M shares of the Predecessor Fund. The bar chart shows changes in the Predecessor Fund’s performance from year to year. The table compares the average annual total returns of the Predecessor Fund to those of the MSCI EAFE® Index, a broad measure of market performance. The Predecessor Fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. More information related to performance information may be available at www.bny.com/investments.
Performance Past Does Not Indicate Future [Text]	The Predecessor Fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Additional Market Index [Text]	The table compares the average annual total returns of the Predecessor Fund to those of the MSCI EAFE® Index, a broad measure of market performance.
Bar Chart [Heading]	Year-by-Year Total Returns as of 12/31 each year (%)
Bar Chart Closing [Text Block]	During the periods shown in the chart: Best Quarter 2022, Q4: 19.82 Worst Quarter 2020, Q1: (24.00) The year-to-date total return of the Predecessor Fund's Class M shares as of June 30, 2026 was 10.80%.
Performance Table Uses Highest Federal Rate	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - BNY Mellon Active International Equity ETF - MSCI EAFE® Index (reflects no deductions for fees, expenses or taxes)		12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Average Annual Return, Label [Optional Text]	MSCI EAFE® Index
Average Annual Return, Percent		31.22%	8.92%	8.18%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/25
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deductions for fees, expenses or taxes
Performance Availability Website Address [Text]	www.bny.com/investments
BNY Mellon Small Cap ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following bar chart and table provide some indication of the risks of investing in the fund. Performance results shown in the bar chart and the performance table below reflect the performance of Class M shares of the Predecessor Fund. The bar chart shows changes in the Predecessor Fund’s performance from year to year. The table compares the average annual total returns of the Predecessor Fund to those of the Russell 3000® Index, a broad measure of market performance, and the Russell 2000® Index, an index reflecting the market segments in which the Predecessor Fund invests. The Predecessor Fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. More information related to performance information may be available at www.bny.com/investments.
Performance Past Does Not Indicate Future [Text]	The Predecessor Fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	Year-by-Year Total Returns as of 12/31 each year (%)
Bar Chart Closing [Text Block]	During the periods shown in the chart: Best Quarter 2020, Q2: 31.79 Worst Quarter 2020, Q1: (27.54) The year-to-date total return of the Predecessor Fund's Class M shares as of June 30, 2026 was 24.22%.
Performance Table Uses Highest Federal Rate	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - BNY Mellon Small Cap ETF		12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index (reflects no deductions for fees, expenses or taxes) | Average Annual Return, Label [Optional Text]	Russell 3000® Index
Russell 3000® Index (reflects no deductions for fees, expenses or taxes) | Average Annual Return, Percent		17.15%	13.15%	14.29%
Russell 2000® Index (reflects no deductions for fees, expenses or taxes) | Average Annual Return, Label [Optional Text]	Russell 2000® Index
Russell 2000® Index (reflects no deductions for fees, expenses or taxes) | Average Annual Return, Percent		12.81%	6.09%	9.62%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/25
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deductions for fees, expenses or taxes
Performance Availability Website Address [Text]	www.bny.com/investments